COMMITMENTS AND CONTINGENCIES (Tables)	6 Months Ended
Jun. 30, 2014
Schedule of Minimum Future Rental Payments under Non-Cancelable Operating and Capital Leases

The schedule of minimum future rental payments under non-cancelable operating and capital leases having initial terms in excess of one year at June 30, 2014, is as follows (in thousands):

	Capital Leases	Operating Leases
Year ending December 31:
2014	$194	$5,333
2015	94	9,374
2016	25	4,636
2017	16	2,844
2018	4	1,833
Thereafter	—	3,222

Minimum lease payments	333	$27,242

Less current portion of minimum lease payments	(264)
Less interest	(22)

Long term portion of capital leases	$47